UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     February 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $1,950,327 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    49762  1427900 SH       SOLE                  1427900        0        0
ALLIED WRLD ASSUR COM HLDG L   SHS              G0219G203    21030   482000 SH       SOLE                   482000        0        0
ALTRIA GROUP INC               COM              02209S103    52891   616300 SH       SOLE                   616300        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     6101   190891 SH       SOLE                   190891        0        0
AVERY DENNISON CORP            COM              053611109    32274   475100 SH       SOLE                   475100        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    23195  1241700 SH       SOLE                  1241700        0        0
BAXTER INTL INC                COM              071813109   106900  2304385 SH       SOLE                  2304385        0        0
BED BATH & BEYOND INC          COM              075896100    82868  2175000 SH       SOLE                  2175000        0        0
BLOCK H & R INC                COM              093671105    76608  3325000 SH       SOLE                  3325000        0        0
CALLAWAY GOLF CO               COM              131193104    14410  1000000 SH       SOLE                  1000000        0        0
CAPITALSOURCE INC              COM              14055X102   105459  3861536 SH       SOLE                  3861536        0        0
DIRECTV GROUP INC              COM              25459L106    27683  1110000 SH       SOLE                  1110000        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    44710  1516100 SH       SOLE                  1516100        0        0
E TRADE FINANCIAL CORP         COM              269246104    82569  3682830 SH       SOLE                  3682830        0        0
FISERV INC                     COM              337738108    94356  1800000 SH       SOLE                  1800000        0        0
FLOWSERVE CORP                 COM              34354P105     3154    62500 SH       SOLE                    62500        0        0
HEWITT ASSOCS INC              COM              42822Q100    38625  1500000 SH       SOLE                  1500000        0        0
HUDSON CITY BANCORP            COM              443683107    30493  2196900 SH       SOLE                  2196900        0        0
IMS HEALTH INC                 COM              449934108    45760  1665200 SH       SOLE                  1665200        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    56270  1422763 SH       SOLE                  1422763        0        0
LEHMAN BROS HLDGS INC          COM              524908100    64285   822900 SH       SOLE                   822900        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    77591  3597163 SH       SOLE                  3597163        0        0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    95230   971932 SH       SOLE                   971932        0        0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    19596   200000 SH  CALL SOLE                   200000        0        0
MCDERMOTT INTL INC             COM              580037109    24408   479900 SH       SOLE                   479900        0        0
MDS INC                        COM              55269P302    15071   829000 SH       SOLE                   829000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    89934  1682900 SH       SOLE                  1682900        0        0
MICROSOFT CORP                 COM              594918104    65692  2200000 SH       SOLE                  2200000        0        0
MONSTER WORLDWIDE INC          COM              611742107    51094  1095500 SH       SOLE                  1095500        0        0
OPENWAVE SYS INC               COM NEW          683718308    29853  3234326 SH       SOLE                  3234326        0        0
QUALCOMM INC                   COM              747525103    75580  2000000 SH       SOLE                  2000000        0        0
REALOGY CORP                   COM              75605E100    19708   650000 SH       SOLE                   650000        0        0
SLM CORP                       COM              78442P106    48770  1000000 SH       SOLE                  1000000        0        0
SLM CORP                       COM              78442P106    21947   450000 SH  PUT  SOLE                   450000        0        0
TIFFANY & CO NEW               COM              886547108    75537  1925000 SH       SOLE                  1925000        0        0
UNITED RENTALS INC             COM              911363109    12715   500000 SH       SOLE                   500000        0        0
US BANCORP DEL                 COM NEW          902973304    64795  1790400 SH       SOLE                  1790400        0        0
YAHOO INC                      COM              984332106     2480    97100 SH       SOLE                    97100        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    96542  2775000 SH       SOLE                  2775000        0        0
ZIMMER HLDGS INC               COM              98956P102     4381    55900 SH       SOLE                    55900        0        0